EXCHANGEABLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Exchangeable notes
EXCHANGEABLE NOTES
Schedule of exchangeable notes

		Lightning
	WFOE	Speed
	Exchangeable	Exchangeable
	Notes	Notes	Total
	US$	US$	US$
Balance as of December 31, 2023	378,638	75,678	454,316
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(11,509)	1,790	(9,719)
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	—	93	93
Repayments	(365,994)	—	(365,994)
Foreign currency translation adjustment	(1,135)	(474)	(1,609)
Balance as of June 30, 2024	—	77,087	77,087
– Current portion	—	—	—
– Non-current portion	—	77,087	77,087

		Lightning
	WFOE	Speed
	Exchangeable	Exchangeable
	Notes	Notes	Total
	US$	US$	US$
Balance as of January 1, 2021	—	—	—
Issuance of exchangeable notes	125,039	—	125,039
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	1,065	—	1,065
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	(132)	—	(132)
Foreign currency translation adjustment	448	—	448
Balance as of December 31, 2021	126,420	—	126,420
Issuance of exchangeable notes	307,172	71,792	378,964
Exchange to Series A redeemable convertible preferred shares (note 17)	(60,419)	—	(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	13,162	—	13,162
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	33	—	33
Foreign currency translation adjustment	(31,048)	—	(31,048)
Balance as of December 31, 2022	355,320	71,792	427,112
Issuance of exchangeable notes	27,883	—	27,883
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	737	3,711	4,448
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	272	1,398	1,670
Foreign currency translation adjustment	(5,574)	(1,223)	(6,797)
Balance as of December 31, 2023	378,638	75,678	454,316
– Current portion	378,638	—	378,638
– Non-current portion	—	75,678	75,678

WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Schedule of assumptions used in determination of fair value of Exchangeable Notes

	As of December 31,
	2023	2022
Risk-free interest rate	1.75%	2.07%
Discount rate	20.00%	20.00%
Probability of conversion	90.00%	50.00% – 75.00%
Bond yields	3.27%-4.06%	7.35% – 7.76%
Probability of occurrence of Qualified IPO	90.00%	45.00%

Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Schedule of assumptions used in determination of fair value of Exchangeable Notes

	As of June 30,	As of December 31,
	2024	2023
Risk-free interest rates	1.45%-1.71%	2.08%-2.29%
Probability of conversion	75.00%	75.00%
Bond yield	3.42%	4.03%

	As of December 31,
	2023	2022
Risk-free interest rates	2.08%-2.29%	2.40% – 2.60%
Probability of conversion	75.00%	75.00%
Bond yield	4.03%	7.11%